Acquisitions and Other Transactions - Acquisition of Royalty Interests, Funding of Financing Package and Volcan Gold Project (Details) $ in Millions, $ in Millions														12 Months Ended
	Dec. 04, 2024 USD ($)	Dec. 04, 2024 CAD ($)	Jul. 12, 2024 USD ($)	Jan. 19, 2024	Nov. 15, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jun. 09, 2023 USD ($)	Mar. 08, 2023 USD ($)	Feb. 22, 2023	Oct. 27, 2022 USD ($)	Jul. 18, 2022 USD ($) oz	Apr. 30, 2022	Feb. 19, 2019	Dec. 31, 2024	Dec. 31, 2023
Acquisitions
Percentage of NSR									1.50%				2.00%
Argonaut Gold Inc.'s Royalty on Magino Gold Project - Ontario, Canada
Acquisitions
Additional NSR acquired					1.00%
Purchase price					$ 28.0					$ 52.5
Percentage of NSR					3.00%					2.00%
G Mining Ventures Corp, Tocantinzinho Project, Brazil
Acquisitions
Purchase price											$ 250.0
Secured term loan receivable											$ 75.0
Share subscription	$ 15.5	$ 21.9	$ 25.0
Percentage of gold produced to be delivered until the threshold is met											12.50%
Deliveries of ounces of refined gold threshold | oz											300,000
Percentage of gold produced for the remaining mine life											7.50%
Percentage of spot gold price receivable											20.00%
Royalty on Volcan Gold Project - Chile
Acquisitions
Purchase price						$ 15.0
Percentage of NSR						1.50%
Percentage of NSR on existing royalty						1.50%
Option to acquire additional NSR						1.00%
Caserones Royalty, Chile
Acquisitions
Additional NSR acquired														0.112%
Purchase price							$ 7.3	$ 2.1
Percentage of NSR				0.517%			0.086%	0.026%				0.4582%			0.5702%